Commitments and Contingencies	12 Months Ended
Mar. 31, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

The Company leases premises under various operating leases, certain of which contain escalation clauses. Rental expenses under operating leases included in the consolidated statements of operations were $102, $38 and $160 for the years ended March 31, 2011, 2012 and 2013, respectively.

At March 31, 2013, the Company was obligated under operating leases requiring minimum rentals as follows:

Year ending March 31, 2014	$129
Year ending March 31, 2015	15
Total minimum lease payments	$144

At March 31, 2013, the Company had capital commitments for purchase of plant and machinery totaling $407, which are expected to be disbursed during the year ending March 31, 2014.